Leases - Narrative (Detail) - IFRS 16 - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [Line Items]
Lease commitments, not commenced	$ 476	$ 125
Leases expiring in 12 months or fewer	$ 165	$ 155